OTHER INVESTMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Entities	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Dec. 31, 2007 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of unlisted entities | Entities	5
Impairment charges	$ 117		$ 681
Investments in equity method investee	$ 26,962	$ 27,352	$ 17,843
AMC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage								5.00%
Capital investment								$ 2,750
Investments in equity method investee
Investees Two [Member]
Schedule of Equity Method Investments [Line Items]
Impairment charges				$ 1,740
Write down of investments
Investees One [Member]
Schedule of Equity Method Investments [Line Items]
Impairment charges				$ 803
Write down of investments				$ 1,500
Hi-Trend [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage						10.00%
Capital investment						$ 800
Investments in equity method investee	$ 1,045	$ 1,081
Grand Choice [Member]
Schedule of Equity Method Investments [Line Items]
Impairment charges	117
Ownership percentage							20.00%
Capital investment							$ 600
Investments in equity method investee	702	819
OCTT [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					19.00%
Capital investment					$ 13,727
Investments in equity method investee	$ 13,727	$ 13,727